Expense Example, No Redemption {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Treasury Money Market Fund - C PRO-15 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Advisor C Class
Dec. 30, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	462
5 Years	800
10 Years	$ 1,353